As filed with the Securities and Exchange Commission on November 24, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006
(Name and address of agent for service)

1-800-688-LKCM & 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

LKCM Small Cap Equity Fund
Schedule of Investments
September 30, 2010 (Unaudited)

		Shares	Value
COMMON STOCKS - 93.3%
Aerospace & Defense - 1.6%
Hexcel Corporation (a)		556,100	$9,893,019

Air Freight & Logistics - 2.1%
Forward Air Corporation		253,350	6,587,100
UTI Worldwide, Inc. (b)		399,850	6,429,588
			13,016,688
Auto Components - 1.1%
LKQ Corporation (a)		319,100	6,637,280

Capital Markets - 1.0%
Raymond James Financial, Inc.		248,400	6,291,972

Chemicals - 2.2%
Calgon Carbon Corporation (a)		386,800	5,608,600
Cytec Industries Inc.		148,450	8,369,611
			13,978,211
Commercial Banks - 6.8%
First Horizon National Corporation		522,391	5,960,486
Glacier Bancorp, Inc.		470,530	6,869,738
Home Bancshares Inc.		261,050	5,304,536
Prosperity Bancshares, Inc.		228,650	7,424,266
Synovus Financial Corp.		2,519,000	6,196,740
Texas Capital Bancshares, Inc. (a)		302,600	5,225,902
Umpqua Holdings Corporation		478,250	5,423,355
			42,405,023
Commercial Services & Supplies - 3.3%
Administaff, Inc.		383,700	10,333,041
Copart, Inc. (a)		140,350	4,627,339
Interface, Inc. - Class A		423,100	6,020,713
			20,981,093
Communications Equipment - 0.5%
Arris Group Inc. (a)		314,700	3,074,619

Computers & Peripherals - 4.2%
Brocade Communications Systems, Inc. (a)		865,050	5,051,892
Compellent Technologies, Inc. (a)		503,800	9,159,084
Netezza Corporation (a)		442,850	11,934,808
			26,145,784
Consumer Finance - 2.6%
Cash America International, Inc.		213,825	7,483,875
First Cash Financial Services, Inc. (a)		317,051	8,798,165
			16,282,040
Containers & Packaging - 1.0%
Silgan Holdings Inc.		205,150	6,503,255

Distributors - 1.5%
WESCO International, Inc. (a)		237,575	9,334,322

Diversified Consumer Services - 0.6%
American Public Education Inc. (a)		106,200	3,489,732

Diversified Manufacturing - 0.8%
Raven Industries, Inc.		137,800	5,221,242

Electrical Equipment - 1.4%
Baldor Electric Company		217,500	8,787,000

Electronic Equipment & Instruments - 3.3%
National Instruments Corporation		238,000	7,773,080
Rofin-Sinar Technologies, Inc. (a)		224,450	5,696,541
Trimble Navigation Limited (a)		204,150	7,153,416
			20,623,037
Energy Equipment & Services - 3.6%
CARBO Ceramics Inc.		90,750	7,350,750
Core Laboratories N.V. (b)		80,700	7,104,828
Dril-Quip, Inc. (a)		127,325	7,908,156
			22,363,734
Food & Staples Retailing - 1.2%
Ruddick Corporation		213,000	7,386,840

Health Care Equipment & Supplies - 3.1%
American Medical Systems Holdings, Inc. (a)		368,750	7,220,125
Conceptus Inc. (a)		52,253	718,479
Merit Medical Systems, Inc. (a)		312,600	4,967,214
NuVasive, Inc. (a)		95,150	3,343,571
Zoll Medical Corporation (a)		98,550	3,180,208
			19,429,597
Health Care Providers & Services - 5.5%
Health Management Associates Inc. - Class A (a)		662,150	5,072,069
HMS Holdings Corporation (a)		52,750	3,109,085
MWI Veterinary Supply, Inc. (a)		205,900	11,884,548
PAREXEL International Corporation (a)		325,200	7,521,876
PSS World Medical, Inc. (a)		327,900	7,010,502
			34,598,080
Hotels, Restaurants & Leisure - 2.8%
BJ's Restaurants, Inc. (a)		258,550	7,280,768
Buffalo Wild Wings Inc. (a)		66,250	3,172,713
LIFE TIME FITNESS, Inc. (a)		187,907	7,416,689
			17,870,170
Household Durables - 0.9%
Tempur-Pedic International Inc. (a)		186,650	5,786,150

Internet Software & Services - 3.1%
Art Technology Group, Inc. (a)		1,312,810	5,421,905
Digital River, Inc. (a)		217,000	7,386,680
LogMeIn, Inc. (a)		183,650	6,607,727
			19,416,312
Investment Bank & Brokerage - 0.8%
Evercore Partners, Inc. - Class A		184,296	5,272,709

Leisure Equipment & Products - 0.8%
Brunswick Corporation		348,375	5,302,267

Life Sciences Tools & Services - 2.7%
Dionex Corporation (a)		41,682	3,602,992
PerkinElmer, Inc.		261,100	6,041,854
Techne Corporation		118,100	7,290,313
			16,935,159
Machinery - 6.6%
Actuant Corporation - Class A		306,100	7,028,056
Astec Industries, Inc. (a)		190,500	5,434,965
CIRCOR International, Inc.		212,900	6,727,640
CLARCOR Inc.		187,400	7,239,262
Kaydon Corporation		165,650	5,731,490
The Middleby Corporation (a)		143,150	9,074,278
			41,235,691
Marine - 0.9%
Kirby Corporation (a)		145,850	5,842,751

Media - 2.9%
Cinemark Holdings, Inc.		332,850	5,358,885
Live Nation Inc. (a)		619,100	6,116,708
National CineMedia, Inc.		372,700	6,671,330
			18,146,923
Metals & Mining - 2.3%
Carpenter Technology Corporation		264,550	8,917,980
Haynes International, Inc.		164,189	5,733,480
			14,651,460
Oil & Gas Drilling - 0.7%
Atwood Oceanics, Inc. (a)		151,800	4,622,310

Oil & Gas Exploration & Production Companies - 4.5%
Brigham Exploration Company (a)		440,650	8,262,187
Oasis Petroleum Inc. (a)		281,450	5,451,687
Rosetta Resources, Inc. (a)		339,253	7,969,053
SM Energy Company		166,800	6,248,328
			27,931,255
Pharmaceuticals - 1.2%
Endo Pharmaceuticals Holdings Inc. (a)		224,000	7,445,760

Software - 6.7%
ANSYS, Inc. (a)		140,815	5,949,434
Aspen Technology, Inc. (a)		518,250	5,374,252
MedAssets Inc. (a)		348,200	7,326,128
MicroStrategy Incorporated - Class A (a)		85,550	7,409,486
Nuance Communications, Inc. (a)		271,250	4,242,350
TIBCO Software Inc. (a)		669,800	11,882,252
			42,183,902
Specialty Retail - 6.8%
DSW Inc. - Class A (a)		270,700	7,769,090
Hibbett Sports Inc. (a)		261,800	6,531,910
Lumber Liquidators Holdings, Inc. (a)		195,350	4,799,749
Monro Muffler Brake, Inc.		132,289	6,099,846
Tractor Supply Company		237,076	9,402,434
Ulta Salon, Cosmetics & Fragrance, Inc. (a)		266,350	7,777,420
			42,380,449
Textiles, Apparel & Luxury Goods - 2.2%
Crocs, Inc. (a)		563,300	7,328,533
The Warnaco Group, Inc. (a)		121,600	6,217,408
			13,545,941
TOTAL COMMON STOCKS
(Cost $464,226,604)			585,011,777

SHORT-TERM INVESTMENTS - 3.5%
Money Market Funds (c) - 3.5%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.07%		5,399,598	5,399,598
Federated Government Obligations Fund - Institutional Shares, 0.06%		16,337,203	16,337,203

TOTAL SHORT-TERM INVESTMENTS
(Cost $21,736,801)			21,736,801

Total Investments - 96.8%
(Cost $485,963,405)			606,748,578

Other Assets in Excess of Liabilities - 3.2%			20,172,823

TOTAL NET ASSETS - 100.0%			$626,921,401

(a) Non-income producing security.
(b) U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$485,963,405
Gross unrealized appreciation	$130,359,294
Gross unrealized depreciation	(9,574,121)
Net unrealized appreciation	$120,785,173

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	LKCM Balanced Fund
	Schedule of Investments
	September 30, 2010 (Unaudited)	Shares or
		Principal
		Amount	Value
	COMMON STOCKS - 70.0%
	Aerospace & Defense - 1.7%
	General Dynamics Corporation	1,700	$106,777
	Raytheon Company	3,132	143,164
			249,941
	Air Freight & Logistics - 1.1%
	United Parcel Service, Inc. - Class B	2,400	160,056

	Asset Management - 0.8%
	Bank of New York Mellon Corporation	4,470	116,801

	Beverages - 2.3%
	The Coca-Cola Company	2,900	169,708
	PepsiCo, Inc.	2,400	159,456
			329,164
	Biotechnology - 2.6%
	Celgene Corporation (a)	2,600	149,786
	Charles River Laboratories International, Inc. (a)	3,100	102,765
	Gilead Sciences, Inc. (a)	3,400	121,074
			373,625
	Capital Markets - 1.1%
	Lazard Ltd. - Class A (b)	4,800	168,384

	Chemicals - 3.3%
	Air Products and Chemicals, Inc.	1,300	107,666
	E. I. du Pont de Nemours and Company	2,300	102,626
	FMC Corporation	2,400	164,184
	Monsanto Company	2,100	100,653
			475,129
	Commercial Banks - 3.4%
	Bank of America Corporation	12,800	167,808
	Cullen/Frost Bankers, Inc.	2,800	150,836
	Wells Fargo & Company	7,000	175,910
			494,554
	Commercial Services & Supplies - 1.1%
	Waste Management, Inc.	4,700	167,978

	Communications Equipment - 1.6%
	Cisco Systems, Inc. (a)	5,700	124,830
	Harris Corporation	2,600	115,154
			239,984
	Computers & Peripherals - 4.3%
	Apple Inc. (a)	900	255,375
	EMC Corporation (a)	8,600	174,666
	International Business Machines Corporation	1,500	201,210
			631,251
	Containers & Packaging - 0.8%
	Ball Corporation	2,000	117,700

	Diversified Financial Services - 1.3%
	JPMorgan Chase & Co.	4,900	186,543

	Diversified Telecommunication Services - 0.9%
	AT&T Inc.	4,500	128,700

	Electrical Equipment - 1.2%
	Emerson Electric Co.	3,300	173,778

	Electronic Equipment & Instruments - 1.1%
	National Instruments Corporation	5,000	163,300

	Energy Equipment & Services - 1.1%
	Schlumberger Limited (b)	2,500	154,025

	Food & Staples Retailing - 3.9%
	CVS Caremark Corporation	4,100	129,027
	The Kroger Co.	6,600	142,956
	Walgreen Company	4,300	144,050
	Wal-Mart Stores, Inc.	2,900	155,208
			571,241
	Health Care Equipment & Supplies - 2.3%
	Alcon, Inc. (b)	1,100	183,469
	Thermo Fisher Scientific, Inc. (a)	3,100	148,428
			331,897
	Health Care Providers & Services - 1.1%
	Express Scripts, Inc. (a)	3,300	160,710

	Household Products - 2.9%
	Colgate-Palmolive Company	2,000	153,720
	Kimberly-Clark Corporation	1,700	110,585
	The Procter & Gamble Company	2,600	155,922
			420,227
	Industrial Conglomerates - 1.2%
	General Electric Company	10,480	170,300

	Internet Software & Services - 2.5%
	Expedia, Inc.	7,200	203,112
	Google Inc. - Class A (a)	300	157,737
			360,849
	Investment Bank & Brokerage - 0.9%
	The Goldman Sachs Group, Inc.	900	130,122

	IT Services - 1.9%
	Accenture plc - Class A (b)	3,400	144,466
	Automatic Data Processing, Inc.	3,000	126,090
			270,556
	Life Sciences Tools & Services - 1.0%
	PerkinElmer, Inc.	6,400	148,096

	Machinery - 1.2%
	Danaher Corporation	4,400	178,684

	Media - 3.6%
	CBS Corporation - Class B	10,300	163,358
	DIRECTTV - Class A (a)	3,300	137,379
	Time Warner Inc.	4,000	122,600
	The Walt Disney Company	3,000	99,330
			522,667
	Multiline Retail - 1.0%
	Kohl's Corporation (a)	2,800	147,504

	Oil & Gas Exploration & Production Companies - 6.6%
	Cabot Oil & Gas Corporation	4,000	120,440
	Chevron Corporation	1,795	145,485
	Denbury Resources Inc. (a)	7,000	111,230
	Devon Energy Corporation	1,700	110,058
	EOG Resources, Inc.	1,400	130,158
	Exxon Mobil Corporation	3,932	242,958
	SM Energy Company	2,800	104,888
			965,217
	Pharmaceuticals - 2.0%
	Abbott Laboratories	3,100	161,944
	Teva Pharmaceutical Industries Ltd. - ADR (b)	2,500	131,875
			293,819
	Professional Services - 0.7%
	Robert Half International, Inc.	4,200	109,200

	Software - 2.7%
	Adobe Systems Incorporated (a)	3,000	78,450
	Nuance Communications, Inc. (a)	10,400	162,656
	Oracle Corporation	5,500	147,675
			388,781
	Specialty Retail - 3.8%
	The Home Depot, Inc.	4,600	145,728
	O'Reilly Automotive, Inc. (a)	2,800	148,960
	PetSmart, Inc.	4,300	150,500
	RadioShack Corporation	5,000	106,650
			551,838
	Textiles, Apparel & Luxury Goods - 1.0%
	VF Corporation	1,800	145,836

	TOTAL COMMON STOCKS
	(Cost $8,204,391)		10,198,457

	CORPORATE BONDS - 25.7%
	Air Freight & Logistics - 0.4%
	United Parcel Service, Inc.
	3.875%, 04/01/2014	$50,000	54,635

	Beverages - 2.6%
	Anheuser-Busch Inbev Worldwide Inc.
	3.00%, 10/15/2012	150,000	155,819
	The Coca-Cola Company
	5.35%, 11/15/2017	100,000	117,900
	PepsiCo, Inc.
	4.65%, 02/15/2013	100,000	109,046
			382,765
	Chemicals - 1.7%
	E. I. du Pont de Nemours and Company
	3.25%, 01/15/2015	75,000	80,305
	Praxair, Inc.:
	1.75%, 11/15/2012	60,000	61,198
	2.125%, 06/14/2013	100,000	102,872
			244,375
	Commercial Banks - 0.5%
	Wells Fargo & Company
	5.25%, 10/23/2012	75,000	81,203

	Communications Equipment - 0.5%
	Cisco Systems, Inc.
	5.25%, 02/22/2011	75,000	76,376

	Computers & Peripherals - 1.8%
	Dell Inc.
	3.375%, 06/15/2012	100,000	104,162
	Hewlett-Packard Company:
	2.25%, 05/27/2011	50,000	50,664
	4.50%, 03/01/2013	100,000	108,289
			263,115
	Containers & Packaging - 0.6%
	Ball Corporation
	7.125%, 09/01/2016
	Callable 09/01/2013	75,000	81,375

	Diversified Telecommunication Services - 1.5%
	AT&T Inc.:
	5.875%, 02/01/2012	75,000	79,904
	5.10%, 09/15/2014	125,000	140,475
			220,379
	Electric Utilities - 0.7%
	Southern Company
	5.30%, 01/15/2012	100,000	105,393

	Electrical Equipment - 0.6%
	Emerson Electric Co.
	4.50%, 05/01/2013	75,000	81,342

	Energy Equipment & Services - 0.7%
	BJ Services Company
	5.75%, 06/01/2011	100,000	103,380

	Food & Staples Retailing - 2.3%
	Costco Wholesale Corporation
	5.30%, 03/15/2012	100,000	106,714
	CVS Caremark Corporation
	5.75%, 06/01/2017	100,000	114,920
	Wal-Mart Stores, Inc.
	4.55%, 05/01/2013	100,000	109,495
			331,129
	Food Products - 0.4%
	McCormick & Company, Incorporated
	5.25%, 09/01/2013	50,000	56,070

	Health Care Equipment & Supplies - 0.5%
	Thermo Fisher Scientific, Inc.
	2.15%, 12/28/2012	70,000	71,398

	Hotels, Restaurants & Leisure - 0.5%
	McDonald's Corporation
	6.00%, 04/15/2011	75,000	77,178

	Industrial Conglomerates - 0.7%
	General Electric Company
	5.00%, 02/01/2013	100,000	108,654

	Insurance - 0.8%
	Berkshire Hathaway Inc.
	4.85%, 01/15/2015	100,000	112,624

	Investment Bank & Brokerage - 1.0%
	The Goldman Sachs Group, Inc.:
	5.25%, 04/01/2013	100,000	108,090
	5.50%, 11/15/2014	35,000	38,496
			146,586
	Media - 0.7%
	Time Warner Inc.
	3.15%, 07/15/2015	100,000	103,768

	Metals & Mining - 0.7%
	Alcoa Inc.
	5.375%, 01/15/2013	100,000	106,378

	Multiline Retail - 0.4%
	J.C. Penney Co., Inc.
	7.65%, 08/15/2016	50,000	55,937

	Multi-Utilities & Unregulated Power - 0.4%
	Duke Energy Corp.
	6.25%, 01/15/2012	50,000	53,531

	Oil & Gas Exploration & Production Companies - 4.3%
	Apache Corporation
	5.625%, 01/15/2017	75,000	86,834
	Chevron Corporation
	3.45%, 03/03/2012	100,000	103,880
	ConocoPhillips
	5.50%, 04/15/2013	100,000	110,875
	EOG Resources, Inc.
	6.125%, 10/01/2013	100,000	113,743
	Noble Energy, Inc.
	5.25%, 04/15/2014	100,000	109,221
	Shell International Finance BV
	1.875%, 03/25/2013 (b)	100,000	102,421
			626,974
	Pharmaceuticals - 0.4%
	Abbott Laboratories
	5.15%, 11/30/2012	50,000	54,736

	Software - 1.0%
	Oracle Corporation
	5.00%, 01/15/2011	150,000	151,874

	TOTAL CORPORATE BONDS
	(Cost $3,544,562)		3,751,175

	U.S. GOVERNMENT & AGENCY ISSUES - 0.7%
	Fannie Mae - 0.7%
	5.00%, 02/16/2012	100,000	106,246

	TOTAL U.S. GOVERNMENT & AGENCY ISSUES
	(Cost $99,592)		106,246

	SHORT-TERM INVESTMENTS - 3.4%
	Corporate Bonds - 0.9%
	Allied Waste North America Inc.
	5.75%, 02/15/2011	75,000	76,186
	The Walt Disney Company
	5.70%, 07/15/2011	50,000	52,179
			128,365
	Money Market Funds (c) - 2.5%
	Federated Government Obligations Fund - Institutional Shares, 0.06%	367,732	367,732

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $495,943)		496,097

	Total Investments - 99.8%
	(Cost $12,344,488)		14,551,975

	Other Assets in Excess of Liabilities - 0.2%		27,410

	TOTAL NET ASSETS - 100.0%		$14,579,385

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

	Cost of investments	$12,344,488
	Gross unrealized appreciation	$2,442,896
	Gross unrealized depreciation	(235,409)
	Net unrealized appreciation	$2,207,487

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Fixed Income Fund
Schedule of Investments
September 30, 2010 (Unaudited)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 91.4%
Aerospace & Defense - 3.1%
General Dynamics Corporation:
4.25%, 05/15/2013	$250,000	$272,024
5.25%, 02/01/2014	225,000	254,186
5.375%, 08/15/2015	1,375,000	1,614,338
Lockheed Martin Corporation
7.65%, 05/01/2016	1,250,000	1,587,799
Rockwell Collins, Inc.
4.75%, 12/01/2013	430,000	470,353
United Technologies Corporation
6.10%, 05/15/2012	700,000	756,878
		4,955,578
Air Freight & Logistics - 0.4%
United Parcel Service, Inc.
3.875%, 04/01/2014	625,000	682,931

Asset Management - 0.6%
Mellon Funding Corporation
6.40%, 05/14/2011	892,000	922,879

Beverages - 4.8%
Anheuser-Busch Inbev Worldwide Inc.
3.00%, 10/15/2012	2,000,000	2,077,592
The Coca-Cola Company:
5.75%, 03/15/2011	1,000,000	1,023,695
3.625%, 03/15/2014	400,000	432,674
5.35%, 11/15/2017	1,500,000	1,768,494
PepsiCo, Inc.:
4.65%, 02/15/2013	1,035,000	1,128,628
7.90%, 11/01/2018	1,000,000	1,334,380
		7,765,463
Building Products - 1.9%
Masco Corporation:
5.875%, 07/15/2012	1,645,000	1,707,757
7.125%, 03/15/2020	1,350,000	1,385,329
		3,093,086
Chemicals - 3.5%
Airgas, Inc.
2.85%, 10/01/2013	800,000	817,386
E. I. du Pont de Nemours and Company
3.25%, 01/15/2015	1,775,000	1,900,544
The Lubrizol Corporation
5.50%, 10/01/2014	1,579,000	1,742,924
Praxair, Inc.:
6.375%, 04/01/2012	925,000	1,001,796
5.25%, 11/15/2014	200,000	229,467
		5,692,117
Commercial Banks - 1.7%
Bank of America Corporation:
7.375%, 05/15/2014	1,000,000	1,150,278
5.375%, 06/15/2014	1,025,000	1,107,315
Frost National Bank
6.875%, 08/01/2011	500,000	517,226
		2,774,819
Commercial Services & Supplies - 1.6%
Allied Waste North America Inc.
5.75%, 02/15/2011	550,000	558,698
Pitney Bowes Inc.:
4.625%, 10/01/2012	500,000	529,233
3.875%, 06/15/2013	400,000	418,917
Republic Services, Inc.
5.50%, 09/15/2019	1,000,000	1,128,514
		2,635,362
Communications Equipment - 3.2%
Cisco Systems, Inc.:
5.25%, 02/22/2011	650,000	661,926
2.90%, 11/17/2014	340,000	360,961
5.50%, 02/22/2016	1,000,000	1,181,048
4.95%, 02/15/2019	700,000	802,205
Harris Corporation:
5.00%, 10/01/2015	1,088,000	1,194,169
6.375%, 06/15/2019	900,000	1,046,626
		5,246,935
Computers & Peripherals - 5.5%
Dell Inc.:
3.375%, 06/15/2012	1,175,000	1,223,901
5.625%, 04/15/2014	750,000	853,897
Hewlett-Packard Company:
4.25%, 02/24/2012	200,000	209,771
6.50%, 07/01/2012	700,000	768,236
4.50%, 03/01/2013	1,295,000	1,402,343
International Business Machines Corporation:
4.95%, 03/22/2011	875,000	892,938
2.10%, 05/06/2013	1,750,000	1,806,896
5.70%, 09/14/2017	1,500,000	1,794,359
		8,952,341
Consumer Finance - 0.8%
Western Union Company:
5.40%, 11/17/2011	150,000	156,657
5.93%, 10/01/2016	1,000,000	1,169,300
		1,325,957
Containers & Packaging - 2.2%
Ball Corporation
7.125%, 09/01/2016
Callable 09/01/2013	1,825,000	1,980,125
Packaging Corp. of America
5.75%, 08/01/2013	1,500,000	1,623,070
		3,603,195
Diversified Manufacturing - 1.0%
Honeywell International Inc.:
4.25%, 03/01/2013	1,300,000	1,407,176
3.875%, 02/15/2014	270,000	294,500
		1,701,676
Diversified Telecommunication Services - 4.5%
AT&T Inc.:
6.25%, 03/15/2011	200,000	205,079
5.10%, 09/15/2014	1,750,000	1,966,650
BellSouth Corporation
6.00%, 10/15/2011	1,000,000	1,054,297
Qwest Corporation
7.875%, 09/01/2011	1,550,000	1,644,937
Verizon Communications Inc.:
5.25%, 04/15/2013	275,000	303,642
5.55%, 02/15/2016	1,000,000	1,158,526
5.50%, 02/15/2018	875,000	1,008,376
		7,341,507
Electric Utilities - 0.7%
Southern Power Co.
4.875%, 07/15/2015	1,050,000	1,170,027

Electrical Equipment - 0.3%
Emerson Electric Co.
4.50%, 05/01/2013	425,000	460,940

Energy Equipment & Services - 2.9%
Baker Hughes Incorporated
6.50%, 11/15/2013	725,000	840,399
BJ Services Company
5.75%, 06/01/2011	2,000,000	2,067,596
Weatherford International, Inc.
6.35%, 06/15/2017	1,550,000	1,739,700
		4,647,695
Food & Staples Retailing - 6.8%
Costco Wholesale Corporation
5.30%, 03/15/2012	700,000	746,999
CVS Caremark Corporation:
5.75%, 08/15/2011	675,000	703,466
4.875%, 09/15/2014	330,000	365,989
3.25%, 05/18/2015	1,000,000	1,045,641
5.75%, 06/01/2017	2,750,000	3,160,292
Sysco Corporation
4.20%, 02/12/2013	1,175,000	1,263,791
Walgreen Company
4.875%, 08/01/2013	1,955,000	2,170,320
Wal-Mart Stores, Inc.
4.55%, 05/01/2013	1,400,000	1,532,937
		10,989,435
Food Products - 1.7%
The Hershey Company
4.85%, 08/15/2015	1,000,000	1,124,705
McCormick & Company, Incorporated
5.25%, 09/01/2013	1,450,000	1,626,043
		2,750,748
Health Care Equipment & Supplies - 3.4%
Covidien International Finance S.A. (a)
1.875%, 06/15/2013	1,550,000	1,577,937
Medtronic, Inc.
4.50%, 03/15/2014	900,000	995,686
Thermo Fisher Scientific, Inc.:
2.15%, 12/28/2012	1,900,000	1,937,949
3.25%, 11/20/2014	900,000	950,468
		5,462,040
Health Care Providers & Services - 1.4%
Express Scripts, Inc.:
5.25%, 06/15/2012	1,000,000	1,067,989
6.25%, 06/15/2014	1,000,000	1,149,065
		2,217,054
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corporation:
6.00%, 04/15/2011	1,000,000	1,029,045
5.35%, 03/01/2018	1,000,000	1,173,342
		2,202,387
Household Durables - 2.7%
Jarden Corporation:
8.00%, 05/01/2016
Callable 05/01/2013	1,000,000	1,070,000
7.50%, 05/01/2017	1,900,000	1,976,000
7.50%, 01/15/2020
Callable 01/15/2015	1,340,000	1,400,300
		4,446,300
Household Products - 1.3%
Kimberly-Clark Corporation
5.625%, 02/15/2012	1,000,000	1,063,439
The Procter & Gamble Company
8.00%, 09/01/2024
Putable 09/01/2014	775,000	1,108,439
		2,171,878
Industrial Conglomerates - 2.1%
3M Co.
4.375%, 08/15/2013	1,500,000	1,653,622
General Electric Company
5.00%, 02/01/2013	1,600,000	1,738,472
		3,392,094
Insurance - 0.8%
Berkshire Hathaway Inc.
4.85%, 01/15/2015	1,225,000	1,379,650

Investment Bank & Brokerage - 1.9%
The Goldman Sachs Group, Inc.:
3.625%, 08/01/2012	1,000,000	1,041,308
5.125%, 01/15/2015	1,000,000	1,083,604
Morgan Stanley
5.00%, 08/31/2025
Callable 08/31/2011	1,000,000	984,538
		3,109,450
Machinery - 0.6%
Dover Corporation
6.50%, 02/15/2011	925,000	945,670

Media - 3.1%
Time Warner Inc.
3.15%, 07/15/2015	1,350,000	1,400,865
Viacom Inc.
6.625%, 05/15/2011	1,600,000	1,655,114
The Walt Disney Company:
4.70%, 12/01/2012	225,000	243,937
5.625%, 09/15/2016	1,500,000	1,805,965
		5,105,881
Metals & Mining - 2.5%
Alcoa Inc.:
6.00%, 01/15/2012	1,310,000	1,378,846
5.375%, 01/15/2013	590,000	627,628
5.55%, 02/01/2017	500,000	519,546
Peabody Energy Corporation:
5.875%, 04/15/2016
Callable 04/15/2011	1,000,000	1,020,000
6.50%, 09/15/2020	500,000	540,625
		4,086,645
Multiline Retail - 0.6%
J.C. Penney Co., Inc.
7.65%, 08/15/2016	600,000	671,250
Kohl's Corporation
6.25%, 12/15/2017	282,000	337,546
		1,008,796
Multi-Utilities & Unregulated Power - 0.7%
Duke Energy Corp.
6.25%, 01/15/2012	1,000,000	1,070,611

Oil & Gas Exploration & Production Companies - 11.3%
Anadarko Petroleum Corporation:
5.95%, 09/15/2016	2,000,000	2,186,606
6.375%, 09/15/2017	2,000,000	2,207,032
Apache Corporation
6.25%, 04/15/2012	1,593,000	1,723,781
ConocoPhillips
4.75%, 10/15/2012	875,000	943,994
Denbury Resources Inc.
7.50%, 04/01/2013
Callable 04/01/2011	1,000,000	1,022,500
Devon Financing Corp. ULC (a)
6.875%, 09/30/2011	1,798,000	1,902,595
EOG Resources, Inc.:
6.125%, 10/01/2013	1,500,000	1,706,140
2.95%, 06/01/2015	1,200,000	1,259,591
Marathon Oil Corporation
5.90%, 03/15/2018	1,000,000	1,156,009
Noble Energy, Inc.
5.25%, 04/15/2014	1,500,000	1,638,309
Range Resources Corporation
8.00%, 05/15/2019
Callable 05/15/2014	500,000	548,750
Shell International Finance BV (a)
1.875%, 03/25/2013	750,000	768,154
XTO Energy, Inc.
6.25%, 04/15/2013	1,150,000	1,301,440
		18,364,901
Pharmaceuticals - 3.1%
Abbott Laboratories
5.15%, 11/30/2012	675,000	738,931
Eli Lilly & Company
4.20%, 03/06/2014	950,000	1,046,343
Teva Pharmaceutical Industries Ltd. (a):
3.00%, 06/15/2015	1,000,000	1,047,234
5.55%, 02/01/2016	1,860,000	2,169,035
		5,001,543
Road & Rail - 2.6%
Burlington Northern Santa Fe Corporation:
6.75%, 07/15/2011	1,970,000	2,066,264
5.65%, 05/01/2017	185,000	213,749
Norfolk Southern Corporation
5.257%, 09/17/2014	750,000	840,111
Union Pacific Corporation
6.125%, 01/15/2012	1,000,000	1,061,743
		4,181,867
Software - 3.4%
Adobe Systems Incorporated
3.25%, 02/01/2015	1,925,000	2,016,384
Microsoft Corporation
2.95%, 06/01/2014	1,910,000	2,026,808
Oracle Corporation
5.25%, 01/15/2016	1,257,000	1,463,742
		5,506,934
Specialty Retail - 1.3%
Lowe's Companies, Inc.
5.00%, 10/15/2015	525,000	605,127
The Sherwin-Williams Company
3.125%, 12/15/2014	1,450,000	1,538,051
		2,143,178

TOTAL CORPORATE BONDS
(Cost $137,542,179)		148,509,570

PREFERRED STOCKS - 0.5%
Investment Bank & Brokerage - 0.5%
The Goldman Sachs Group, Inc.
Callable 12/16/2010	40,000	$850,000

TOTAL PREFERRED STOCKS
(Cost $1,000,000)		850,000

U.S. GOVERNMENT & AGENCY ISSUES - 5.3%
Fannie Mae - 0.7%
5.00%, 03/15/2016	1,000,000	1,168,074

Federal Home Loan Bank - 1.1%
5.50%, 08/13/2014	500,000	583,209
4.875%, 05/17/2017	1,000,000	1,173,398
		1,756,607
Freddie Mac - 1.3%
5.55%, 10/04/2016
Callable 10/04/2011	1,500,000	1,572,424
5.125%, 11/17/2017	500,000	594,211
		2,166,635
U.S. Treasury Inflation Indexed Bonds - 1.1%
2.375%, 04/15/2011	494,267	500,638
3.375%, 01/15/2012	1,227,790	1,286,493
		1,787,131
U.S. Treasury Notes - 1.1%
4.25%, 11/15/2014	500,000	566,914
4.25%, 08/15/2015	500,000	571,523
4.50%, 02/15/2016	500,000	580,235
		1,718,672
TOTAL U.S. GOVERNMENT & AGENCY ISSUES
(Cost $7,807,952)		8,597,119

SHORT-TERM INVESTMENTS - 1.8%
Corporate Bonds - 1.3%
Allied Waste North America Inc.
5.75%, 02/15/2011	300,000	304,744
Kohl's Corporation
6.30%, 03/01/2011	850,000	868,195
Waste Management, Inc.
7.65%, 03/15/2011	950,000	976,948
		2,149,887
Money Market Funds (b) - 0.5%
Federated Government Obligations Fund - Institutional Shares, 0.06%	707,460	707,460

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,860,224)		2,857,347

Total Investments - 99.0%
(Cost $149,210,355)		160,814,036

Other Assets in Excess of Liabilities - 1.0%		1,639,713

TOTAL NET ASSETS - 100.0%		$162,453,749
(a) U.S. Dollar-denominated foreign security.
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$149,210,355
Gross unrealized appreciation	$11,775,388
Gross unrealized depreciation	(171,707)
Net unrealized appreciation	$11,603,681

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	LKCM International Fund
	Schedule of Investments
	September 30, 2010 (Unaudited)

		Shares	Value
	COMMON STOCKS - 93.1%
	AUSTRALIA - 6.6%
	Airlines - 0.6%
	Qantas Airways Limited (a)	82,058	$221,283

	Commercial Banks - 2.0%
	Australia and New Zealand Banking Group Limited	13,445	307,727
	National Australia Bank Limited	13,775	337,382
	Westpac Banking Corporation	3,357	75,407
			720,516
	Commercial Services & Supplies - 0.3%
	Brambles Limited	19,681	119,272

	Containers & Packaging - 0.5%
	Amcor Limited	27,007	169,934

	Diversified Operations - 1.0%
	BHP Billiton Limited	10,048	377,889

	Hotels, Restaurants & Leisure - 0.4%
	TABCORP Holdings Limited	18,616	125,953

	Media - 0.2%
	News Corporation - Class B	5,009	76,398

	Metals & Mining - 0.9%
	Newcrest Mining Limited	1,886	72,315
	OZ Minerals Ltd.	45,143	63,486
	Paladin Energy Limited (a)	15,862	55,039
	Rio Tinto Limited	2,067	153,375
			344,215
	Multi-Utilities & Unregulated Power - 0.1%
	AGL Energy Limited	2,842	44,418

	Oil & Gas Exploration & Production Companies - 0.4%
	Origin Energy Limited	4,322	66,212
	Santos Limited	7,009	86,782
			152,994
	Road & Rail - 0.2%
	Asciano Group (a)	44,665	71,232

	Total Australia		2,424,104

	DENMARK - 1.1%
	Beverages - 1.1%
	Carlsberg A/S - B Shares	4,008	417,897

	Total Denmark		417,897

	FRANCE - 6.3%
	Electronic Equipment & Instruments - 1.8%
	Schneider Electric SA	5,113	648,308

	Food & Staples Retailing - 1.4%
	Carrefour SA	9,275	498,370

	Food Products - 1.5%
	DANONE S.A.	9,564	572,048

	Road & Rail - 1.6%
	Groupe Eurotunnel SA (a)	42,155	358,427
	Groupe Eurotunnel SA	29,175	248,064
			606,491

	Total France		2,325,217

	GERMANY - 8.0%
	Automobiles - 1.8%
	Continental AG (a)	8,630	670,715

	Chemicals - 3.1%
	Bayer AG	16,430	1,145,670

	Machinery - 1.8%
	MAN SE	6,279	684,446

	Metals & Mining - 1.0%
	ThyssenKrupp AG	11,244	366,655

	Textiles, Apparel & Luxury Goods - 0.3%
	Adidas AG	1,534	94,963

	Total Germany		2,962,449

	HONG KONG - 2.2%
	Commercial Banks - 0.3%
	BOC Hong Kong (Holdings) Limited	32,000	101,458

	Diversified Operations - 0.7%
	First Pacific Company Limited	176,000	159,921
	The Wharf Holdings Limited	14,000	90,039
			249,960
	Electric Utilities - 0.2%
	Cheung Kong Infrastructure Holdings Limited	9,000	35,727
	Hongkong Electric Holdings Limited	10,000	60,769
			96,496
	Machinery - 0.3%
	Singamas Container Holdings Limited (a)	468,000	107,970

	Real Estate - 0.7%
	Cheung Kong (Holdings) Limited	8,000	121,255
	Hysan Development Company Limited	12,000	42,996
	Swire Pacific Limited	7,000	96,445
			260,696

	Total Hong Kong		816,580

	INDONESIA - 0.1%
	Food Products - 0.1%
	PT Indofood Sukses Makmur Tbk	37,500	22,899

	Total Indonesia		22,899

	IRELAND - 0.4%
	Commercial Banks - 0.4%
	The Governor and Company of the Bank of Ireland (a)	162,387	137,252

	Total Ireland		137,252

	JAPAN - 24.4%
	Auto Components - 0.4%
	BRIDGESTONE CORPORATION	8,000	145,759

	Automobiles - 2.5%
	NISSAN MOTOR CO., LTD.	36,900	322,234
	Toyota Motor Corporation	12,600	452,501
	Yamaha Motor Co., Ltd. (a)	10,300	154,599
			929,334
	Beverages - 0.4%
	ASAHI BREWERIES, LTD.	7,000	140,034

	Building Products - 0.3%
	Nippon Sheet Glass Company, Limited	56,000	122,089

	Chemicals - 0.4%
	JSR Corporation	7,500	127,665

	Commercial Banks - 2.4%
	Mitsubishi UFJ Financial Group, Inc.	95,400	444,545
	Mizuho Financial Group, Inc.	91,000	132,990
	Sumitomo Mitsui Financial Group, Inc.	11,158	325,063
			902,598
	Commercial Services & Supplies - 0.3%
	FUJIFILM Holdings Corporation	3,700	122,550

	Distributors - 1.1%
	Mitsubishi Corporation	14,800	351,207
	MITSUI & CO., LTD.	3,000	44,634
			395,841
	Diversified Consumer Services - 0.4%
	Benesse Holdings, Inc.	3,400	163,728

	Electronic Equipment & Instruments - 4.9%
	FANUC LTD.	1,600	203,737
	Hitachi, Ltd. (a)	72,000	314,806
	MURATA MANUFACTURING COMPANY, LTD.	2,900	152,851
	NIDEC CORPORATION	2,400	213,321
	Nippon Electric Glass Co., Ltd.	12,000	163,584
	OMRON Corporation	9,100	206,679
	PIONEER CORPORATION (a)	34,400	119,914
	Shimadzu Corporation	26,000	199,952
	Sony Corporation	7,600	234,974
			1,809,818
	Financial Services - 0.5%
	ORIX Corporation	2,260	172,722

	Food & Staples Retailing - 0.2%
	FamilyMart Co., Ltd	2,500	89,632

	Hotels, Restaurants & Leisure - 0.1%
	ROUND ONE Corporation	8,805	32,170

	Insurance - 0.3%
	T & D Holdings, Inc.	4,950	103,174

	Internet & Catalog Retail - 1.0%
	DeNA Co., Ltd.	7,300	229,896
	Rakuten, Inc.	189	138,331
			368,227
	IT Services - 0.1%
	ITOCHU Techno-Solutions Corporation	900	29,389

	Machinery - 1.9%
	KOMATSU LTD.	10,300	239,116
	KUBOTA CORPORATION	18,000	164,734
	SUMITOMO HEAVY INDUSTRIES, LTD.	54,000	278,151
			682,001
	Media - 0.4%
	FUJI MEDIA HOLDINGS, INC.	102	129,883

	Metals & Mining - 1.2%
	JFE Holdings, Inc.	4,200	128,445
	MITSUBISHI MATERIALS CORPORATION (a)	46,000	132,247
	Sumitomo Metal Mining Co., Ltd.	11,000	168,004
			428,696
	Office Electronics - 0.6%
	CANON INC.	5,100	237,955

	Oil & Gas Exploration & Production Companies - 0.5%
	JX Holdings, Inc. (a)	33,800	195,966

	Pharmaceuticals - 1.0%
	DAIICHI SANKYO COMPANY, LIMITED	12,300	250,184
	Takeda Pharmaceutical Company Limited	2,700	124,036
			374,220
	Real Estate - 1.4%
	DAIWA HOUSE INDUSTRY CO., LTD.	11,000	110,685
	Mitsubishi Estate Company Ltd.	12,000	195,208
	NTT URBAN DEVELOPMENT CORPORATION	239	200,980
			506,873
	Road & Rail - 0.6%
	West Japan Railway Company	66	236,708

	Specialty Retail - 0.5%
	YAMADA DENKI CO., LTD.	3,070	190,496

	Wireless Telecommunication Services - 1.0%
	NTT DoCoMo, Inc.	226	376,306

	Total Japan		9,013,834

	NETHERLANDS - 5.6%
	Diversified Financial Services - 2.2%
	ING Groep N.V. (a)	80,141	831,411

	Oil & Gas Exploration & Production Companies - 3.4%
	Royal Dutch Shell plc - Class A	41,018	1,240,818

	Total Netherlands		2,072,229

	NORWAY - 1.8%
	Oil & Gas Exploration & Production Companies - 1.8%
	StatoilHydro ASA	31,470	656,567

	Total Norway		656,567

	SINGAPORE - 1.7%
	Air Freight & Logistics - 0.2%
	Singapore Post Limited	63,000	58,444

	Commercial Banks - 0.3%
	United Overseas Bank Limited	17,282	116,300

	Distributors - 0.2%
	Noble Group Limited	43,000	61,798

	Diversified Operations - 0.3%
	Keppel Corporation Limited	14,000	95,597

	Food Products - 0.2%
	China Minzhong Food Corporation Ltd. (a)	84,000	87,507

	Investment Companies - 0.2%
	K-Green Trust (a)	87,200	72,274

	Real Estate - 0.3%
	Capitaland Limited	28,000	86,442
	Hongkong Land Holdings Limited	7,000	43,470
			129,912

	Total Singapore		621,832

	SPAIN - 2.7%
	Diversified Telecommunication Services - 2.7%
	Telefonica S.A.	40,998	1,015,253

	Total Spain		1,015,253

	SWITZERLAND - 3.5%
	Capital Markets - 2.0%
	Credit Suisse Group AG	17,140	732,590

	Textiles, Apparel & Luxury Goods - 1.5%
	Compagnie Financiere Richemont SA	11,925	574,133

	Total Switzerland		1,306,723

	UNITED KINGDOM - 28.7%
	Aerospace & Defense - 1.1%
	BAE Systems plc	75,313	404,971

	Airlines - 1.5%
	British Airways plc (a)	148,618	566,849

	Commercial Banks - 5.9%
	Barclays plc	131,245	617,692
	Lloyds Banking Group plc (a)	778,780	906,770
	Royal Bank of Scotland Group plc (a)	854,594	633,783
			2,158,245
	Diversified Operations - 2.1%
	Rolls-Royce Group plc (a)	80,681	764,884

	Food & Staples Retailing - 2.5%
	Tesco plc	139,761	930,891

	Hotels, Restaurants & Leisure - 1.1%
	Carnival plc	9,954	391,230

	Metals & Mining - 7.7%
	African Barrick Gold Ltd. (a)	32,698	303,054
	London Mining plc (a)	36,024	186,605
	Rio Tinto plc	15,481	904,911
	Vedanta Resources plc	11,061	376,183
	Xstrata plc	55,660	1,064,970
			2,835,723
	Oil & Gas Exploration & Production Companies - 1.0%
	Cairn Energy plc (a)	51,697	368,371

	Pharmaceuticals - 4.6%
	AstraZeneca plc	17,745	901,355
	GlaxoSmithKline plc	40,614	800,375
			1,701,730
	Tobacco - 1.2%
	Imperial Tobacco Group plc	15,357	457,636

	Total United Kingdom		10,580,530

	TOTAL COMMON STOCKS
	(Cost $32,232,504)		34,373,366

	PREFERRED STOCKS - 2.8%
	GERMANY - 2.8%
	Automobiles - 2.8%
	Volkswagen AG	8,420	1,016,199

	TOTAL PREFERRED STOCKS
	(Cost $789,831)		1,016,199

	WARRANTS - 0.7%
	Germany - 0.7%
	Commercial Banks - 0.7%
	Deutsche Bank AG London LEPO
	Expiration: 02/28/2018	90,733	254,506

	TOTAL WARRANTS
	(Cost $253,281)		254,506

	SHORT-TERM INVESTMENTS - 0.3%
	Money Market Funds (b) - 0.3%
	Dreyfus Cash Management Fund - Investor Shares, 0.00%	126,222	126,222

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $126,222)		126,222

	Total Investments - 96.9%
	(Cost $33,401,838)		35,770,293

	Other Assets in Excess of Liabilities - 3.1%		1,152,308

	TOTAL NET ASSETS - 100.0%		$36,922,601

LEPO	Low exercise price option.
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward Currency Exchange Contracts
At September 30, 2010, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date.  The contracts combined had net unrealized appreciation of $14,831 as of September 30, 2010.  The terms of the open contracts are as follows:

Settlement	Currency to		U.S. $ Value at	Currency to		U.S. $ Value at
Date	be Delivered		Sept. 30, 2010	be Received		Sept. 30, 2010	Asset	Liability
10/18/2010	105,773,574	JPY	$1,267,251	1,236,752	USD	$1,236,752	$-	$30,499
10/18/2010	15,579,157	JPY	186,654	187,000	USD	187,000	346	-
10/18/2010	64,500,503	JPY	772,767	571,000	EURO	778,319	17,455	11,903
10/29/2010	650,000	EURO	885,927	915,769	AUD	881,942	836	4,821
10/29/2010	112,488	EURO	108,333	80,000	AUD	109,037	704	-
10/29/2010	1,140,000	EURO	1,553,780	1,510,625	SF	1,537,721	2,533	18,592
10/29/2010	1,829,811	GBP	2,873,851	2,150,000	EURO	2,930,376	56,525	-
10/29/2010	109,119,840	JPY	1,307,470	960,000	EURO	1,308,447	7,226	6,249
10/29/2010	2,220,932	NOK	377,041	280,000	EURO	381,630	4,589	-
10/29/2010	220,000	EURO	299,852	1,091,508	ILS	299,488	1,689	2,053
10/29/2010	850,000	EURO	1,158,521	7,794,925	SEK	1,155,566	15,482	18,437
			$10,791,447			$10,806,278	$107,385	$92,554

AUD	Australian Dollar
EURO	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Kroner
SEK	Swedish Krona
SF	Swiss Franc
USD	U.S. Dollar

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments			$33,401,838
Gross unrealized appreciation			$3,779,977
Gross unrealized depreciation			(1,411,522)
Net unrealized appreciation			$2,368,455

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Equity Fund
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.1%
Aerospace & Defense - 4.1%
Honeywell International Inc.	14,000	$615,160
Raytheon Company	15,000	685,650
Rockwell Collins, Inc.	20,000	1,165,000
		2,465,810
Beverages - 3.0%
The Coca-Cola Company	14,000	819,280
PepsiCo, Inc.	15,000	996,600
		1,815,880
Biotechnology - 0.9%
Celgene Corporation (a)	10,000	576,100

Capital Markets - 0.9%
Northern Trust Corporation	11,000	530,640

Chemicals - 6.2%
Air Products and Chemicals, Inc.	9,000	745,380
Calgon Carbon Corporation (a)	18,000	261,000
E. I. du Pont de Nemours and Company	25,000	1,115,500
FMC Corporation	17,000	1,162,970
Monsanto Company	10,000	479,300
		3,764,150
Commercial Banks - 8.2%
Bank of America Corporation	48,000	629,280
Cullen/Frost Bankers, Inc.	26,000	1,400,620
Glacier Bancorp, Inc.	28,000	408,800
Hancock Holding Company	22,000	661,540
Prosperity Bancshares, Inc.	17,000	551,990
Texas Capital Bancshares, Inc. (a)	18,000	310,860
Wells Fargo & Company	40,000	1,005,200
		4,968,290
Commercial Services & Supplies - 1.3%
Waste Management, Inc.	22,000	786,280

Communications Equipment - 1.7%
Cisco Systems, Inc. (a)	34,000	744,600
Research In Motion Limited (a) (b)	6,000	292,140
		1,036,740
Computers & Peripherals - 5.0%
Apple Inc. (a)	3,300	936,375
EMC Corporation (a)	50,000	1,015,500
International Business Machines Corporation	8,000	1,073,120
		3,024,995
Construction & Engineering - 0.7%
Foster Wheeler AG (a) (b)	18,000	440,280

Construction Materials - 1.3%
Eagle Materials, Inc.	13,000	308,100
Martin Marietta Materials, Inc.	6,000	461,820
		769,920
Containers & Packaging - 1.0%
Ball Corporation	10,000	588,500

Diversified Financial Services - 0.5%
JPMorgan Chase & Co.	8,100	308,367

Diversified Telecommunication Services - 0.9%
AT&T Inc.	20,000	572,000

Electrical Equipment - 3.1%
Emerson Electric Co.	20,000	1,053,200
Roper Industries, Inc.	12,990	846,688
		1,899,888
Electronic Equipment & Instruments - 2.6%
National Instruments Corporation	25,000	816,500
Trimble Navigation Limited (a)	21,000	735,840
		1,552,340
Energy Equipment & Services - 0.7%
Halliburton Company	13,300	439,831

Food & Staples Retailing - 1.5%
CVS Caremark Corporation	7,400	232,878
Walgreen Company	20,000	670,000
		902,878
Health Care Equipment & Supplies - 3.3%
Covidien plc (b)	12,000	482,280
DENTSPLY International Inc.	17,000	543,490
Thermo Fisher Scientific, Inc. (a)	20,000	957,600
		1,983,370
Health Care Providers & Services - 0.9%
Express Scripts, Inc. (a)	11,000	535,700

Hotels, Restaurants & Leisure - 0.7%
Carnival Corporation (b)	11,300	431,773

Household Durables - 1.8%
Jarden Corporation	35,000	1,089,550

Household Products - 3.5%
Energizer Holdings, Inc. (a)	5,800	389,934
Kimberly-Clark Corporation	10,000	650,500
The Procter & Gamble Company	18,000	1,079,460
		2,119,894

Internet Software & Services - 4.8%
Akamai Technologies, Inc. (a)	22,000	1,103,960
Amazon.com, Inc. (a)	4,000	628,240
Expedia, Inc.	20,000	564,200
Google Inc. - Class A (a)	1,200	630,948
		2,927,348
Leisure Equipment & Products - 1.2%
Brunswick Corporation	50,000	761,000

Life Sciences Tools & Services - 0.9%
PerkinElmer, Inc.	25,000	578,500

Machinery - 1.9%
Danaher Corporation	28,000	1,137,080

Marine - 1.4%
Kirby Corporation (a)	22,000	881,320

Media - 0.8%
Time Warner Inc.	16,000	490,400

Metals & Mining - 2.4%
Newmont Mining Corporation	13,000	816,530
Peabody Energy Corporation	13,100	642,031
		1,458,561
Oil & Gas Exploration & Production Companies - 8.9%
ConocoPhillips	12,000	689,160
EOG Resources, Inc.	7,000	650,790
Exxon Mobil Corporation	24,000	1,482,960
Noble Energy, Inc.	10,000	750,900
Occidental Petroleum Corporation	6,000	469,800
Range Resources Corporation	18,000	686,340
SM Energy Company	8,000	299,680
The Williams Companies, Inc.	20,000	382,200
		5,411,830
Pharmaceuticals - 2.4%
Abbott Laboratories	17,000	888,080
Pfizer Inc.	35,000	600,950
		1,489,030
Professional Services - 0.6%
Robert Half International, Inc.	15,000	390,000

Road & Rail - 1.6%
Kansas City Southern (a)	8,500	317,985
Union Pacific Corporation	8,000	654,400
		972,385
Semiconductor & Semiconductor Equipment - 1.5%
Intel Corporation	22,000	423,060
Texas Instruments, Incorporated	18,000	488,520
		911,580
Software - 4.3%
Adobe Systems Incorporated (a)	22,000	575,300
Microsoft Corporation	16,300	399,187
Nuance Communications, Inc. (a)	35,000	547,400
Oracle Corporation	40,000	1,074,000
		2,595,887
Specialty Retail - 6.0%
O'Reilly Automotive, Inc. (a)	10,000	532,000
PetSmart, Inc.	30,000	1,050,000
Tiffany & Co.	18,000	845,820
Tractor Supply Company	30,000	1,189,800
		3,617,620
Textiles, Apparel & Luxury Goods - 0.6%
VF Corporation	4,500	364,590

TOTAL COMMON STOCKS
(Cost $46,912,891)		56,590,307

SHORT-TERM INVESTMENTS - 7.0%
Money Market Funds (c) - 7.0%
The AIM STIT - Treasury Portfolio - Institutional Shares, 0.06%	1,155,751	1,155,751
Dreyfus Government Cash Management Fund - Institutional Shares, 0.07%	1,330,261	1,330,261
Federated Government Obligations Fund - Institutional Shares, 0.06%	1,773,693	1,773,693

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,259,705)		4,259,705

Total Investments - 100.1%
(Cost $51,172,596)		60,850,012

Liabilities in Excess of Other Assets - (0.1)%		(82,660)

TOTAL NET ASSETS - 100.0%		$60,767,352

(a) Non-income producing security.
(b) U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$51,172,596
Gross unrealized appreciation	$11,912,040
Gross unrealized depreciation	(2,234,624)
Net unrealized appreciation	$9,677,416

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Aquinas Growth Fund
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
Aerospace & Defense - 2.1%
Rockwell Collins, Inc.	10,000	$582,500

Air Freight & Logistics - 3.9%
C.H. Robinson Worldwide, Inc.	7,000	489,440
FedEx Corp.	7,000	598,500
		1,087,940
Beverages - 2.1%
The Coca-Cola Company	10,000	585,200

Capital Markets - 1.8%
T. Rowe Price Group Inc.	10,000	500,650

Chemicals - 3.8%
FMC Corporation	10,000	684,100
Monsanto Company	8,000	383,440
		1,067,540
Commercial Banks - 1.3%
Glacier Bancorp, Inc.	25,000	365,000

Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	20,000	438,000

Computers & Peripherals - 11.0%
Apple Inc. (a)	3,000	851,250
Brocade Communications Systems, Inc. (a)	80,000	467,200
EMC Corporation (a)	30,000	609,300
International Business Machines Corporation	5,000	670,700
NetApp, Inc. (a)	10,000	497,900
		3,096,350
Construction & Engineering - 1.7%
Foster Wheeler AG (a) (b)	20,000	489,200

Diversified Financial Services - 4.0%
JPMorgan Chase & Co.	10,000	380,700
Visa Inc. - Class A	10,000	742,600
		1,123,300
Electrical Equipment - 2.8%
Emerson Electric Co.	15,000	789,900

Electronic Equipment & Instruments - 2.8%
National Instruments Corporation	12,000	391,920
Trimble Navigation Limited (a)	11,000	385,440
		777,360
Energy Equipment & Services - 1.4%
Halliburton Co.	12,000	396,840

Food & Staples Retailing - 3.5%
Costco Wholesale Corporation	10,000	644,900
CVS Caremark Corporation	11,000	346,170
		991,070
Health Care Equipment & Supplies - 3.6%
Covidien plc (b)	13,000	522,470
Thermo Fisher Scientific, Inc. (a)	10,000	478,800
		1,001,270
Health Care Providers & Services - 1.4%
Express Scripts, Inc. (a)	8,000	389,600

Hotels, Restaurants & Leisure - 2.0%
Carnival Corporation (b)	15,000	573,150

Household Products - 3.8%
Colgate-Palmolive Company	6,000	461,160
The Procter & Gamble Company	10,000	599,700
		1,060,860
Insurance - 2.3%
Prudential Financial, Inc.	12,000	650,160

Internet Software & Services - 9.8%
Akamai Technologies, Inc. (a)	15,000	752,700
Amazon.com, Inc. (a)	4,000	628,240
Expedia, Inc.	30,000	846,300
Google Inc. - Class A (a)	1,000	525,790
		2,753,030
Life Sciences Tools & Services - 1.6%
PerkinElmer, Inc.	20,000	462,800

Machinery - 2.3%
Danaher Corporation	16,000	649,760

Metals & Mining - 3.0%
Freeport-McMoRan Copper & Gold, Inc.	5,000	426,950
Reliance Steel & Aluminum Co.	10,000	415,300
		842,250
Oil & Gas Exploration & Production Companies - 4.7%
Brigham Exploration Company (a)	30,000	562,500
Range Resources Corporation	10,000	381,300
SM Energy Company	10,000	374,600
		1,318,400
Personal Products - 1.4%
Avon Products, Inc.	12,000	385,320

Semiconductor & Semiconductor Equipment - 1.4%
Intel Corporation	20,000	384,600

Software - 8.6%
Adobe Systems Incorporated (a)	15,000	392,250
Citrix Systems, Inc. (a)	10,000	682,400
Nuance Communications, Inc. (a)	18,000	281,520
Oracle Corporation	20,000	537,000
TIBCO Software Inc. (a)	30,000	532,200
		2,425,370
Specialty Retail - 6.4%
American Eagle Outfitters, Inc.	40,000	598,400
Guess?, Inc.	10,000	406,300
Tractor Supply Company	20,000	793,200
		1,797,900
TOTAL COMMON STOCKS
(Cost $21,355,226)		26,985,320

SHORT-TERM INVESTMENTS - 4.3%
Money Market Funds (c) - 4.3%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.07%	496,070	496,070
Federated Government Obligations Fund - Institutional Shares, 0.06%	707,481	707,481

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,203,551)		1,203,551

Total Investments - 100.3%
(Cost $22,558,777)		28,188,871

Liabilities in Excess of Other Assets - (0.3)%		(94,872)

TOTAL NET ASSETS - 100.0%		$28,093,999

(a) Non-income producing security.
(b) U.S. Dollar-denominated foreign security.
(c) The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$22,558,777
Gross unrealized appreciation	$6,047,153
Gross unrealized depreciation	(417,059)
Net unrealized appreciation	$5,630,094

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Aquinas Value Fund
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.2%
Aerospace & Defense - 1.5%
Honeywell International Inc.	12,000	$527,280

Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	8,500	594,320

Auto Components - 2.4%
LKQ Corporation (a)	40,000	832,000

Beverages - 2.7%
The Coca-Cola Company	10,000	585,200
PepsiCo, Inc.	5,000	332,200
		917,400
Building Products - 0.9%
Masco Corporation	27,500	302,775

Capital Markets - 2.5%
Lazard Ltd. - Class A (b)	25,000	877,000

Chemicals - 4.3%
FMC Corporation	10,000	684,100
Monsanto Company	9,000	431,370
Praxair, Inc.	4,000	361,040
		1,476,510
Commercial Banks - 4.5%
BOK Financial Corporation	20,000	902,600
Wells Fargo & Company	25,000	628,250
		1,530,850
Commercial Services & Supplies - 4.1%
Waste Management, Inc.	20,000	714,800
Western Union Company	40,000	706,800
		1,421,600
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	25,000	547,500

Computers & Peripherals - 5.4%
Brocade Communications Systems, Inc. (a)	85,000	496,400
EMC Corporation (a)	40,000	812,400
International Business Machines Corporation	4,020	539,243
		1,848,043
Consumer Finance - 2.7%
American Express Company	22,500	945,675

Diversified Financial Services - 2.2%
JPMorgan Chase & Co.	20,000	761,400

Diversified Telecommunication Services - 3.3%
AT&T Inc.	25,000	715,000
Verizon Communications Inc.	12,500	407,375
		1,122,375
Electrical Equipment - 3.2%
Emerson Electric Co.	8,000	421,280
Roper Industries, Inc.	10,400	677,872
		1,099,152
Electronic Equipment & Instruments - 1.7%
National Instruments Corporation	17,500	571,550

Energy Equipment & Services - 4.8%
Nabors Industries Ltd. (a) (b)	6,800	122,808
National-Oilwell Varco Inc.	15,000	667,050
Noble Corporation (b)	10,000	337,900
Schlumberger Limited (b)	8,400	517,524
		1,645,282
Food & Staples Retailing - 1.4%
CVS Caremark Corporation	15,000	472,050

Health Care Equipment & Supplies - 4.5%
Covidien plc (b)	12,500	502,375
DENTSPLY International Inc.	17,500	559,475
Thermo Fisher Scientific, Inc. (a)	10,000	478,800
		1,540,650
Insurance - 2.3%
HCC Insurance Holdings, Inc.	30,000	782,700

Internet Software & Services - 5.7%
Akamai Technologies, Inc. (a)	26,000	1,304,680
Expedia, Inc.	22,500	634,725
		1,939,405
IT Services - 1.5%
Accenture plc - Class A (b)	12,500	531,125

Life Sciences Tools & Services - 1.7%
PerkinElmer, Inc.	25,000	578,500

Machinery - 1.8%
Danaher Corporation	15,000	609,150

Media - 2.0%
Cinemark Holdings, Inc.	42,500	684,250

Metals & Mining - 1.8%
Peabody Energy Corporation	12,500	612,625

Multiline Retail - 1.7%
Kohl's Corporation (a)	11,000	579,480

Multi-Utilities & Unregulated Power - 1.5%
Duke Energy Corporation	29,000	513,590

Oil & Gas Exploration & Production Companies - 7.7%
Cabot Oil & Gas Corporation	15,000	451,650
ConocoPhillips	6,000	344,580
Denbury Resources Inc. (a)	35,000	556,150
EXCO Resources, Inc.	37,500	557,625
Exxon Mobil Corporation	4,000	247,160
SM Energy Company	12,500	468,250
		2,625,415
Personal Products - 2.6%
Avon Products, Inc.	27,500	883,025

Professional Services - 2.5%
Robert Half International, Inc.	32,500	845,000

Software - 5.3%
Adobe Systems Incorporated (a)	17,000	444,550
Nuance Communications, Inc. (a)	40,000	625,600
Oracle Corporation	27,500	738,375
		1,808,525
Specialty Retail - 6.7%
Foot Locker, Inc.	52,500	762,825
The Home Depot, Inc.	12,800	405,504
PetSmart, Inc.	12,500	437,500
RadioShack Corporation	32,500	693,225
		2,299,054
TOTAL COMMON STOCKS
(Cost $29,402,529)		34,325,256

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds (c) - 0.1%
Federated Government Obligations Fund - Institutional Shares, 0.06%	34,227	34,227

TOTAL SHORT-TERM INVESTMENTS
(Cost $34,227)		34,227

Total Investments - 100.3%
(Cost $29,436,756)		34,359,483

Liabilities in Excess of Other Assets - (0.3)%		(106,860)

TOTAL NET ASSETS - 100.0%		$34,252,623

(a) Non-income producing security.
(b) U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$29,436,756
Gross unrealized appreciation	$5,424,502
Gross unrealized depreciation	(501,775)
Net unrealized appreciation	$4,922,727

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Aquinas Small Cap Fund
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.1%
Aerospace & Defense - 1.6%
Hexcel Corporation (a)	4,750	$84,503

Air Freight & Logistics - 2.4%
Forward Air Corporation	2,150	55,900
UTI Worldwide, Inc. (b)	4,350	69,948
		125,848
Auto Components - 1.0%
LKQ Corporation (a)	2,700	56,160

Capital Markets - 1.0%
Raymond James Financial, Inc.	2,150	54,460

Chemicals - 1.3%
Cytec Industries Inc.	1,250	70,475

Commercial Banks - 6.7%
First Horizon National Corporation	4,462	50,920
Glacier Bancorp, Inc.	4,000	58,400
Home Bancshares Inc.	2,250	45,720
Prosperity Bancshares, Inc.	1,950	63,316
Synovus Financial Corp.	21,150	52,029
Texas Capital Bancshares, Inc. (a)	2,550	44,039
Umpqua Holdings Corporation	4,000	45,360
		359,784
Commercial Services & Supplies - 3.3%
Administaff, Inc.	3,250	87,522
Copart, Inc. (a)	1,200	39,564
Interface, Inc. - Class A	3,600	51,228
		178,314
Communications Equipment - 0.5%
Arris Group Inc. (a)	2,550	24,913

Computers & Peripherals - 4.1%
Brocade Communications Systems, Inc. (a)	7,250	42,340
Compellent Technologies, Inc. (a)	4,250	77,265
Netezza Corporation (a)	3,750	101,062
		220,667
Consumer Finance - 2.6%
Cash America International, Inc.	1,800	63,000
First Cash Financial Services, Inc. (a)	2,650	73,538
		136,538
Containers & Packaging - 1.0%
Silgan Holdings Inc.	1,700	53,890

Distributors - 1.5%
WESCO International, Inc. (a)	2,000	78,580

Diversified Consumer Services - 0.5%
American Public Education Inc. (a)	850	27,931

Diversified Manufacturing - 0.9%
Raven Industries, Inc.	1,200	45,468

Electrical Equipment - 1.4%
Baldor Electric Company	1,900	76,760

Electronic Equipment & Instruments - 3.4%
National Instruments Corporation	2,400	78,384
Rofin-Sinar Technologies, Inc. (a)	1,800	45,684
Trimble Navigation Limited (a)	1,700	59,568
		183,636
Energy Equipment & Services - 3.6%
CARBO Ceramics Inc.	750	60,750
Core Laboratories N.V. (b)	700	61,628
Dril-Quip, Inc. (a)	1,100	68,321
		190,699
Food & Staples Retailing - 1.2%
Ruddick Corporation	1,800	62,424

Health Care Equipment & Supplies - 1.6%
Merit Medical Systems, Inc. (a)	3,800	60,382
Zoll Medical Corporation (a)	850	27,430
		87,812
Health Care Providers & Services - 5.2%
HMS Holdings Corporation (a)	450	26,523
MWI Veterinary Supply, Inc. (a)	1,800	103,896
PAREXEL International Corporation (a)	3,400	78,642
PSS World Medical, Inc. (a)	3,300	70,554
		279,615
Hotels, Restaurants & Leisure - 2.8%
BJ's Restaurants, Inc. (a)	2,150	60,544
Buffalo Wild Wings Inc. (a)	550	26,339
LIFE TIME FITNESS, Inc. (a)	1,600	63,152
		150,035
Household Durables - 0.9%
Tempur-Pedic International Inc. (a)	1,600	49,600

Internet Software & Services - 3.2%
Art Technology Group, Inc. (a)	11,224	46,355
Digital River, Inc. (a)	2,000	68,080
LogMeIn, Inc. (a)	1,550	55,769
		170,204
Investment Bank & Brokerage - 0.8%
Evercore Partners, Inc. - Class A	1,500	42,915

Leisure Equipment & Products - 0.8%
Brunswick Corporation	2,900	44,138

Life Sciences Tools & Services - 1.3%
Dionex Corporation (a)	200	17,288
PerkinElmer, Inc.	2,200	50,908
		68,196
Machinery - 6.6%
Actuant Corporation - Class A	2,600	59,696
Astec Industries, Inc. (a)	1,700	48,501
CIRCOR International, Inc.	1,750	55,300
CLARCOR Inc.	1,700	65,671
Kaydon Corporation	1,450	50,170
The Middleby Corporation (a)	1,200	76,068
		355,406
Marine - 1.0%
Kirby Corporation (a)	1,300	52,078

Media - 2.9%
Cinemark Holdings, Inc.	2,800	45,080
Live Nation Inc. (a)	5,300	52,364
National CineMedia, Inc.	3,150	56,385
		153,829
Metals & Mining - 2.3%
Carpenter Technology Corporation	2,300	77,533
Haynes International, Inc.	1,350	47,142
		124,675
Oil & Gas Drilling - 0.7%
Atwood Oceanics, Inc. (a)	1,200	36,540

Oil & Gas Exploration & Production Companies - 4.4%
Brigham Exploration Company (a)	3,650	68,437
Oasis Petroleum Inc. (a)	2,350	45,520
Rosetta Resources, Inc. (a)	2,900	68,121
SM Energy Company	1,400	52,444
		234,522
Pharmaceuticals - 2.0%
Endo Pharmaceuticals Holdings Inc. (a)	3,250	108,030

Software - 6.5%
ANSYS, Inc. (a)	1,150	48,587
Aspen Technology, Inc. (a)	4,450	46,146
MedAssets Inc. (a)	4,050	85,212
MicroStrategy Incorporated - Class A (a)	750	64,958
TIBCO Software Inc. (a)	5,700	101,118
		346,021
Specialty Retail - 6.9%
DSW Inc. - Class A (a)	2,304	66,125
Hibbett Sports Inc. (a)	2,600	64,870
Lumber Liquidators Holdings, Inc. (a)	1,600	39,312
Monro Muffler Brake, Inc.	1,100	50,721
Tractor Supply Company	2,100	83,286
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,250	65,700
		370,014
Textiles, Apparel & Luxury Goods - 2.2%
Crocs, Inc. (a)	4,750	61,797
The Warnaco Group, Inc. (a)	1,050	53,687
		115,484
TOTAL COMMON STOCKS
(Cost $3,882,233)		4,820,164

SHORT-TERM INVESTMENTS - 6.1%
Money Market Funds (c) - 6.1%
The AIM STIT - Treasury Portfolio - Institutional Shares, 0.06%	29,706	29,706
Dreyfus Government Cash Management Fund - Institutional Shares, 0.07%	150,000	150,000
Federated Government Obligations Fund - Institutional Shares, 0.06%	145,032	145,032

TOTAL SHORT-TERM INVESTMENTS
(Cost $324,738)		324,738

Total Investments - 96.2%
(Cost $4,206,971)		5,144,902

Other Assets in Excess of Liabilities - 3.8%		204,614

TOTAL NET ASSETS - 100.0%		$5,349,516

(a) Non-income producing security.
(b) U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$4,206,971
Gross unrealized appreciation	$992,046
Gross unrealized depreciation	(54,115)
Net unrealized appreciation	$937,931

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at September 30, 2010

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' net assets as of September 30, 2010:

	LKCM Small Cap Fund

	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$585,011,777	$-	$-	$585,011,777
	Money Market Funds	21,736,801	-	-	21,736,801
	Total Investments**	$606,748,578	$-	$-	$606,748,578

	LKCM Equity Fund

	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$56,590,307	$-	$-	$56,590,307
	Money Market Funds	4,259,705	-	-	4,259,705
	Total Investments**	$60,850,012	$-	$-	$60,850,012

	LKCM Balanced Fund

	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$10,198,457	$-	$-	$10,198,457
	Corporate Bonds	-	3,879,540	-	3,879,540
	U.S. Government & Agency Issues	-	106,246	-	106,246
	Money Market Funds	367,732	-	-	367,732
	Total Investments**	$10,566,189	$3,985,786	$-	$14,551,975

	LKCM Fixed Income Fund

	Description	Level 1	Level 2	Level 3	Total
	Preferred Stocks	$850,000	$-	$-	$850,000
	Corporate Bonds	-	150,659,457	-	150,659,457
	U.S. Government & Agency Issues	-	8,597,119	-	8,597,119
	Money Market Funds	707,460	-	-	707,460
	Total Investments**	$1,557,460	$159,256,576	$-	$160,814,036

	LKCM International Fund					Other
						Financial
						Instruments*
	Description	Level 1	Level 2	Level 3	Total	Level 2
	Common Stocks	$34,373,366	$-	$-	$34,373,366	$-
	Preferred Stocks	1,016,199	-	-	1,016,199	-
	Warrants	-	254,506	-	254,506	-
	Money Market Funds	126,222	-	-	126,222
	Forward Currency Exchange Contracts	-	-	-	-	14,831
	Total Investments**	$35,515,787	$254,506	$-	$35,770,293	$14,831

	Transfers into Level 1	$35,515,787
	Transfers out of Level 2	($35,515,787)
	Net transfers	-

	In the most recent annual report, the securities in the International Fund were adjusted using factors provided by the fair value vendor.
	The securities were not adjusted at September 30, 2010.

	LKCM Aquinas Value Fund

	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$34,325,256	$-	$-	$34,325,256
	Money Market Funds	34,227	-	-	34,227
	Total Investments**	$34,359,483	$-	$-	$34,359,483

	LKCM Aquinas Growth Fund

	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$26,985,320	$-	$-	$26,985,320
	Money Market Funds	1,203,551	-	-	1,203,551
	Total Investments**	$28,188,871	$-	$-	$28,188,871

	LKCM Aquinas Small Cap Fund

	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$4,820,164	$-	$-	$4,820,164
	Money Market Funds	324,738	-	-	324,738
	Total Investments**	$5,144,902	$-	$-	$5,144,902

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

**	Additional information regarding the industry and/or geographical classifications of these investments is disclosed in the Schedule of Investments.

Derivatives and Hedging Activities at September 30, 2010

In March 2008, the Trust adopted an accounting standard involving disclosures of derivatives and hedging activities that is effective for fiscal years beginning after November 15, 2008.  The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.  Other than the International Fund, the standard does not have any impact on the Funds' financial disclosures because those Funds have not maintained any positions in derivative instruments or engaged in hedging activities.  Additional information regarding derivative instruments and hedging activities of the International Fund is disclosed in the Schedule of Investments.

The Funds may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Fund's exposure to foreign currency exchange fluctuations.  Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market".

When the forward contract is closed, or the delivery of the currency is made or taken, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.  The Funds are subject to off-balance sheet risk to the extent of changes in currency exchange rates.  As of September 30, 2010, the International Fund had outstanding forward foreign currency contracts as shown on the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the 1940 Act or Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the time periods and that information required to be disclosed by the registrant in reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LKCM Funds

By (Signature and Title) /s/ J. Luther King, Jr.
 J. Luther King, Jr., President

Date             11/22/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Luther King, Jr.
 J. Luther King, Jr., President

Date             11/22/10

By (Signature and Title) /s/ Jacob D. Smith
 Jacob D. Smith, Chief Financial Officer

Date             11/22/10